THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8 – THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)
Short-term bank loans	7.74%	7.61%	July 2012 to March 2013	$92,333	$126,966
Lease securitization borrowings	—	10.62%	—	—	23,013
Total	7.74%	8.07%		$92,333	$149,979

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bear interest at rates in the range of 7.26% to 8.53% as of June 30, 2012, are denominated in RMB and have terms maturing within one year. One bank loan due in July 2012 in the amount of $12,648 was subsequently repaid when matured.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings, which bear interest at a rate of 10.62% , were denominated in RMB and repaid when they matured in June 2012.

Long-term borrowings

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)

Long-term bank loans	7.04%	7.32%	August 2012	$28,459	$44,438
Less: current maturities of long-term bank loans				(28,459)	(44,438)
Long-term bank loans				$—	$—

Long-term bank loans represent loans from a local bank that have been used for working capital purposes. The loans bear interest at a rate of 7.04% as of June 30, 2012, are denominated in RMB and have terms between one to two years that will mature in August 2012.

As of June 30, 2012, the Company has pledged net investment in direct financing and sales-type leases in the amount of $222,084 as conditions to maintain its short-term bank loans and long-term bank loans that totaled $120,792. In addition, the Company’s affiliates have also provided properties as collateral for the short-term bank loans amounting to $20,554 and provided a guarantee for the long-term bank loans amounting to $28,459, respectively. As of June 30, 2012, the Company was in compliance with all of its loan covenants.